Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income Loss Net Of Tax Period Increase Decrease [Abstract]
Net income / (loss)	$ (9,771)	$ (154,228)	$ (458,177)
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications (Note 18)	47	(372)	(5,047)
Less:
Reclassification adjustments of interest rate swap loss	852	1,294	4,209
Other comprehensive income / (loss)	899	922	(838)
Comprehensive income / (loss)	$ (8,872)	$ (153,306)	$ (459,015)